Financing Receivables (Details Textual) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan Processing Fee			$ 162
Line Of Credit Facility Commitment Amount		$ 4,750	5,631
Preferred Stock [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Securities Received as Collateral		1,025	1,000
SF Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt Conversion, Original Debt, Amount		1,000
Repayments of Lines of Credit	$ 125	375
BMH Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loans on Real Estate, Carrying Amount of Mortgages		1,146
Line of Credit Facility, Increase, Accrued Interest		500
Line of Credit Facility, Increase (Decrease), Net, Total	29	1,146
Line of Credit Facility, Maximum Borrowing Capacity		155
Cash Bond Issued For Development	$ 425
Estimated Collateral Value Line Of Credit Facility		4,200	2,336
Remaining Improvements Line Of Credit Facility		1,109	656
First Mortgage Amount		1,146	1,146
Third Mortgage Payoff Amount		160	160
Existing IMA Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Development Cost		193	217
Second Mortgage Amount			275
Estimated Collateral Value Line Of Credit Facility		3,101	$ 2,976
Pennsylvania Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan Fee		1,000
Unrecognized Loan Fees		924
Debt Issuance Cost		$ 76